Summary of Significant Accounting Policies - Property, equipment and software (Details)	Dec. 31, 2024
Computer equipment | Minimum
Property, equipment and software
Estimated useful life	1 year
Computer equipment | Maximum
Property, equipment and software
Estimated useful life	3 years
Office equipment
Property, equipment and software
Estimated useful life	3 years
Purchased software | Minimum
Property, equipment and software
Estimated useful life	3 years
Purchased software | Maximum
Property, equipment and software
Estimated useful life	5 years
Leasehold improvements
Property, equipment and software
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember